UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina  27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  919-969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       November 10, 2005
---------------------  -----------------------------     ------------------
     [Signature]            [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $385,182
                                        (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13-F File Number               Name
---         ---------------------       -------------------------

 1           28-10793                    Silverback Master, Ltd.

                                                    FORM 13F INFORMATION TABLE

                           Holdings Report by Fund, Security Description, Position, Security Description
                                                      Silverback Master Ltd.


      COLUMN 1                 COLUMN 2            COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7     COLUMN 8

                               TITLE OF                       VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)  PRN AMT    PRN  CALL DISCRETION  MGR     SOLE    SHARED NONE

AFFILIATED MANAGERS GROUP           DBCV 2/2       008252AE8  16,831   10,000,000  PRN       Sole        1   10,000,000
ALTEON INC                             COM         02144G107     451    1,504,177  SH        Sole        1    1,504,177
AMERICAN FINL RLTY TR            NOTE 4.375% 7/1   02607PAB3  22,934   24,000,000  PRN       Sole            24,000,000
AMERIPRISE FINL INC                    COM         03076C106   5,477      153,000  SH        Sole        1      153,000
ARMOR HOLDINGS INC              NOTE 2.000% 11/1   042260AC3   4,994    5,000,000  PRN       Sole        1    5,000,000
ARROW ELECTRS INC                   DBCV 2/2       042735AY6   3,024    5,562,000  PRN       Sole        1    5,562,000
ATHEROGENICS INC                       COM         047439104     407       25,396  SH        Sole        1       25,396
BIOENVISION INC                        COM         09059N100   1,766      219,893  SH        Sole        1      219,893
BOWATER INC                            COM         102183100   1,620       57,300  SH   PUT  Sole        1          573
BRISTOL MYERS SQUIBB CO                COM         110122108     888       36,897  SH        Sole        1       36,897
BRISTOL MYERS SQUIBB CO                COM         110122108     842       35,000  SH   CALL Sole        1          350
CHIQUITA BRANDS INTL INC         *W EXP 3/19/200   170032114   4,554      420,900  SH        Sole        1      420,900
COMCAST HOLDINGS CORP            ZONES CV2% PCS    200300507   7,109      173,900  PRN       Sole        1      173,900
CONNETICS CORP                         COM         208192104     176       10,415  SH        Sole        1       10,415
CYTRX CORP                        COM NEW          232828301     912      940,610  SH        Sole        1      940,610
DDI CORP                          COM PAR $.001    233162304     607      749,804  SH        Sole        1      749,804
DOR BIOPHARMA INC                      COM         258094101     622    1,776,000  SH        Sole        1    1,776,000
ECHOSTAR COMMUNICATIONS NEW      NOTE 5.750% 5/1   278762AG4   5,963    6,000,000  PRN       Sole        1    6,000,000
EDO CORP                         NOTE 5.250% 4/1   281347AD6   7,228    7,000,000  PRN       Sole        1    7,000,000
FAVRILLE INC                           COM         312088404     206       45,290  SH        Sole                45,290
FORD MTR CO DEL                        COM         345370860     986      100,000  SH   PUT  Sole        1        1,000
GENERAL MLS INC                     DBCV 10/2      370334AU8  17,081   24,000,000  PRN       Sole        1   24,000,000
GENERAL MTRS CORP                 DEB SR CONV B    370442733  16,762      970,000  PRN       Sole        1      970,000
GREY WOLF INC                       FRNT 4/0       397888AF5   7,344    5,000,000  PRN       Sole        1    5,000,000
HUTCHINSON TECHNOLOGY INC              COM         448407106   1,531       58,600  SH        Sole        1       58,600
ICAGEN INC                             COM         45104P104     381       56,482  SH        Sole        1       56,482
INTL PAPER CO                       DBCV 6/2       460146BM4  11,108   20,000,000  PRN       Sole        1   20,000,000
IVAX CORP                       NOTE 1.875% 12/1   465823AN2   1,292    1,000,000  PRN       Sole        1    1,000,000
JETBLUE AWYS CORP                      COM         477143101     176       10,000  SH   CALL Sole        1          100
L-3 COMMUNICATIONS HLDGS INC           COM         502424104   1,210       15,300  SH        Sole        1       15,300
LIBERTY MEDIA CORP NEW           DEB 0.750% 3/3    530718AF2  23,363   21,000,000  PRN       Sole        1   21,000,000
MASCO CORP                          NOTE 7/2       574599BB1  20,591   44,850,000  PRN       Sole        1   44,850,000
MEDTRONIC INC                    DBCV 1.250% 9/1   585055AD8  14,998   15,000,000  PRN       Sole        1   15,000,000
MERRILL LYNCH & CO INC              NOTE 3/1       590188W46  30,501   30,000,000  PRN       Sole        1   30,000,000
MESA AIR GROUP INC               NOTE 2.115% 2/1   590479AD3   2,603    6,000,000  PRN       Sole        1    6,000,000
MESA AIR GROUP INC               NOTE 2.115% 2/1   590479AD3   2,820    6,500,000  PRN       Sole             6,500,000
NETEASE COM INC                     NOTE 7/1       64110WAB8   9,392    5,000,000  PRN       Sole        1    5,000,000
NEW YORK CMNTY CAP TR V              BONUSES       64944P307  13,200      273,300  SH        Sole        1      273,300
OMNICOM GROUP INC                   NOTE 7/3       681919AM8  71,961   74,125,000  PRN       Sole            74,125,000
ON SEMICONDUCTOR CORP               NOTE 4/1       682189AB1   1,576    2,000,000  PRN       Sole        1    2,000,000
OSCIENT PHARMACEUTICALS CORP     NOTE 3.500% 4/1   68812RAB1   2,341    3,000,000  PRN       Sole             3,000,000
PHOENIX COS INC NEW              CORPORATE UNIT    71902E406   1,776       50,000  SH        Sole        1       50,000
RAMBUS INC DEL                        COM          750917106     605       50,000  SH   CALL Sole        1          500
ROYAL CARIBBEAN CRUISES LTD         NOTE 2/0       780153AK8   7,799   15,000,000  PRN       Sole        1   15,000,000
SCHERING PLOUGH CORP              PFD CONV MAND    806605606   2,169       40,000  SH        Sole        1       40,000
SEACOR HOLDINGS INC             DBCV 2.875% 12/1   811904AH4   4,075    3,500,000  PRN       Sole        1    3,500,000
SOVEREIGN BANCORP INC                  COM         845905108   1,909       86,600  SH        Sole        1       86,600
SUPERVALU INC                       NOTE 11/0      868536AP8   8,837   26,600,000  PRN       Sole        1   26,600,000
XCEL ENERGY INC                 NOTE 7.500% 11/2   98389BAB6  17,139   10,500,000  PRN       Sole        1   10,500,000
YM BIOSCIENCES INC                     COM         984238105     516      171,900  SH        Sole        1      171,900
YM BIOSCIENCES INC                     COM         984238105     540      180,100  SH        Sole               180,100
YM BIOSCIENCES INC.                    COM         984238105   1,992      667,000  SH        Sole        1     667,000





04098.0001 #616520